Schedule H; Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H; Line 4i - Schedule of Assets (Held at End of Year)

EAGLE MATERIALS INC. RETIREMENT PLAN

schedule h; line 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN#: 75-2520779

PLAN #: 001

DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(C) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
*	Brokerage Link	Participant Directed Investments	**	$3,594,939
*	Eagle Materials Inc.	Common Stock	**	11,532,928
*	Fidelity	Government MMKT	**	34,761
	Great Grey Trust	Euro-Pacific Growth Trust Class CT	**	4,750,189
	Harbor Capital	Appreciation Fund CIT Class R	**	15,100,429
*	Fidelity	Core Plus Bond Fund Class I	**	2,401,883
	MFS	Large Cap Value CT	**	5,640,095
	MFS	Mid Cap Value Fund CT	**	7,522,215
	MFS	Mid Cap Growth Fund CT	**	8,050,136
	Northern Trust	ACWI Ex-US Investable Market Index CT	**	2,274,145
	Northern Trust	Aggregate Bond Index Fund Non-Lending CT	**	3,474,223
	Northern Trust	Extended Equity Market Index Fund-DC Non-Lending CT	**	5,287,722
	Northern Trust	S&P 500 Index Fund-DC Non-Lending CT	**	39,427,859
	NY Life	Guaranteed Investment Contract at 3.25%	**	4,985,334
	Principal	Principal SmallCap Growth I R6	**	2,331,984
	Vanguard	Vanguard Target Retirement 2020 Fund	**	11,172,548
	Vanguard	Vanguard Target Retirement 2025 Fund	**	11,466,299
	Vanguard	Vanguard Target Retirement 2030 Fund	**	46,802,048
	Vanguard	Vanguard Target Retirement 2035 Fund	**	16,662,636
	Vanguard	Vanguard Target Retirement 2040 Fund	**	50,888,572
	Vanguard	Vanguard Target Retirement 2045 Fund	**	13,647,435
	Vanguard	Vanguard Target Retirement 2050 Fund	**	20,763,083
	Vanguard	Vanguard Target Retirement 2055 Fund	**	9,329,425
	Vanguard	Vanguard Target Retirement 2060 Fund	**	10,717,562
	Vanguard	Vanguard Target Retirement 2065 Fund	**	3,835,044
	Vanguard	Vanguard Target Retirement 2070 Fund	**	1,485,486
	Vanguard	Vanguard Target Retirement Income Fund	**	6,430,494
	Wells Fargo	Special SmallCap Value Fund R6	**	1,617,139
*	Participants	Notes receivable with interest rates from 5.25% to 10.50%.	—	7,387,687
	Total			$328,614,300

*Party-in-interest.

**Cost omitted for participant directed investments